S-K 1603(a)(9) Restrictions on Selling Securities	Oct. 28, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Except as described herein, pursuant to the Insider Letter Agreement to be entered into with us, our sponsor, officers and directors, and other insiders and advisors will agree not to transfer, assign or sell any founder shares held by them until the earlier to occur of: (A) six months after completion of our initial business combination; or (B) if the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination. We refer to such transfer restrictions throughout this prospectus as the lock-up. Notwithstanding the foregoing, if we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up.

League Capital Llc , Sponsor [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	League Capital LLC
League Capital Llc , Sponsor [Member] | Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	League Capital LLC
League Capital Llc , Sponsor [Member] | Convertible Or Exercisable Or Exchangeable Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	League Capital LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	underwriter in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement
SPAC, Directors and Officers [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	(i) six months after completion of our initial business combination; or (ii) subsequent to our initial business combination, (A) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders
SPAC Sponsor, Persons and Entities Subject to Restrictions	League Capital LLC, certain others to whom League Capital LLC transferred founder shares, Directors, Officers, the Advisor to the CEO, and John I. Sanders, Esq.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	(i) to any officer, affiliate, director, or employee of the company, including to a family member or affiliate of such officer, director, or employee; (ii) to any members or partners of initial shareholders and funds and accounts advised by such members or partners, any affiliates of the initial shareholders, or any employees of such affiliates; (iii) by private sales or transfers, in each case, made in connection with any forward purchase agreement or similar arrangement or in connection with an extension of our time to complete an initial business combination or the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iv) in the case of an individual, by gift to a member of the individual’s immediate family, or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, to a charitable organization or by virtue of laws of descent and distribution upon death of the individual, or pursuant to a qualified domestic relations order; (v) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (vi) in the event of our liquidation prior to the completion of our initial business combination; (vii) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; and (viii) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; provided further that the sponsor shall be permitted to sell membership interests representing its ownership of the founder shares held by it to non-sponsor investors for purposes of working capital.